Reserves for Losses and Adjustment Expenses Short-duration insurance contracts - Reconciliation of Claims Development (Details) - USD ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	$ 4,492.4		$ 4,116.6
Reinsurance recoverable on unpaid losses	4,281.9		4,172.0
Unallocated claims incurred	71.8		58.0
Carbon syndicate reserves	55.3		26.5
Liability for unpaid claims and claim adjustment expense, aggregate reconciling items	(49.3)		(166.0)
Liability for Claims and Claims Adjustment Expense	8,725.0	[1]	8,122.6	[1]	$ 7,810.6	$ 7,710.9
Property Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	211.1		268.9
Casualty Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	898.3		756.0
Marine, Aviation and Energy Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	220.1		221.3
Financial and Professional Insurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	1,109.1		981.3
Insurance lines
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	2,438.6		2,227.5
Reinsurance recoverable on unpaid losses	2,852.3		2,698.0
Property Catastrophe and Other Property Reinsurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	487.3		560.6
Casualty Reinsurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	1,064.0		885.9
Specialty Reinsurance
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	502.5		442.6
Reinsurance lines
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liability for claims and claim adjustment expenses, net of reinsurance	2,053.8		1,889.1
Reinsurance recoverable on unpaid losses	1,429.6		1,474.0
Insurance lines other than short-duration
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other reinsurance balances recoverable	(259.9)		(311.7)
Liability for Claims and Claims Adjustment Expense	$ 83.5		$ 61.2

[1]	Included within underwriting premiums receivables, reserve for losses and loss adjustment expenses and unearned premiums are related party balances of $1.6 million, $3.7 million and $1.2 million, respectively. Refer to Note 20, “Related Party Transactions” for further details.